Employee Benefit Plans (Details) (USD $)	12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended										1 Months Ended	12 Months Ended
	Dec. 31, 2011 ILFC deferred compensation and long-term incentive plans	Dec. 31, 2010 ILFC deferred compensation and long-term incentive plans	Dec. 31, 2009 ILFC deferred compensation and long-term incentive plans	Jun. 30, 2012 AIG	Jun. 30, 2011 AIG	Jun. 30, 2012 AIG	Jun. 30, 2011 AIG	Dec. 31, 2011 AIG	Dec. 31, 2010 AIG	Dec. 31, 2009 AIG	Dec. 31, 2011 AIG AIG's share-based payment and liability programs	Dec. 31, 2010 AIG AIG's share-based payment and liability programs	Dec. 31, 2009 AIG AIG's share-based payment and liability programs	Dec. 31, 2011 AIG AIG pension plan and 401(k) plans	Dec. 31, 2010 AIG AIG pension plan and 401(k) plans	Dec. 31, 2009 AIG AIG pension plan and 401(k) plans	Dec. 31, 2011 AIG AIG's U.S. benefit plans	Apr. 30, 2012 AIG AIG Retirement and AIG Excess Plans	Dec. 31, 2010 Out-of-period adjustment Pension plan expenses AIG AIG pension plan and 401(k) plans
Employee benefit plans
Pension plan and 401(k) plan expenses allocated by AIG				$ 5,189,000	$ (10,246,000)	$ 13,866,000	$ (4,140,000)	$ (1,246,000)	$ 30,512,000	$ 8,683,000				$ 4,700,000	$ 23,800,000	$ 3,000,000			$ 20,200,000
Projected benefit obligations in excess of plan assets																	454,000,000
Pay credits, percentage of annual eligible compensation																		6.00%
Compensation expenses for participation in AIG's share-based payment and liability programs											(3,200,000)	12,800,000	14,000,000
Compensation expenses for deferred compensation and long-term incentive plans	$ 9,900,000	$ 6,400,000	$ 12,600,000